Goodwill - Narrative (Details) - cashGeneratingUnit	12 Months Ended
	Apr. 02, 2023	Apr. 03, 2022
Disclosure of reconciliation of changes in goodwill [line items]
Number of cash generating units that contribute to goodwill	11	10
Excess of recoverable value over carrying value per CGU	39.40%
Discount rate applied to cash flow projections	12.67%	11.14%
Cash flow projections, period	5 years
Growth rate used to extrapolate cash flow projections	2.00%